Segment Information - Sales Revenue and Carrying Amounts of Non-current Assets Other Than Financial Instruments and Deferred Tax Assets Based on Location (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of geographical areas [line items]
Sales revenue	¥ 13,170,519	¥ 14,931,009	¥ 15,888,617
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	8,934,468	8,584,666	8,337,705
External customers [member]
Disclosure of geographical areas [line items]
Sales revenue	13,170,519	14,931,009	15,888,617
Japan [member]
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	3,050,270	3,003,416	2,695,603
Japan [member] | External customers [member]
Disclosure of geographical areas [line items]
Sales revenue	2,190,797	2,307,523	2,394,584
United States [member]
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	4,242,405	4,007,268	3,956,228
United States [member] | External customers [member]
Disclosure of geographical areas [line items]
Sales revenue	6,291,857	7,091,136	7,480,382
Other Countries [member]
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	1,641,793	1,573,982	1,685,874
Other Countries [member] | External customers [member]
Disclosure of geographical areas [line items]
Sales revenue	¥ 4,687,865	¥ 5,532,350	¥ 6,013,651